Consolidated Statement of Cash Flows - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Statement of cash flows [abstract]
Profit for the year		$ 237,243	$ 308,174	[1]	$ 249,238	[1]
Adjustments to reconcile profit for the year
Current income tax		107,202	106,109	[1]	192,268	[1]
Deferred tax		(51,537)	(60,211)	[1]	133,434	[1]
Interest, loans and lease expenses		351,679	353,691	[1]	210,558	[1]
Losses (gain) due to difference in unrealized exchange	[1]	40,802	(93,984)		60,277
(Gain) loss from changes in fair value of derivative financial instruments		(13,595)	33,737	[1]	(13,213)	[1]
Expected credit loss, net		10,529	5,377	[1]	4,709	[1]
Impairment of inventories, net		11,651	8,915	[1]	1,813	[1]
Impairment of property, plant and equipment and investment property		15,143	3,451	[1]	2,201	[1]
Employee benefit provisions		4,683	4,437	[1]	19,411	[1]
Provisions and reversals		82,191	38,658	[1]	26,562	[1]
Depreciation of property, plant and equipment, right of use asset and investment property		639,030	611,775	[1]	556,686	[1]
Amortization of other intangible assets		34,377	30,748	[1]	27,216	[1]
Share of losses in associates and joint ventures accounted for using the equity method		71,872	114,419	[1]	34,720	[1]
Losses from the disposal of non-current assets		14,069	(12,721)	[1]	(11,100)	[1]
Loss from reclassification of non-current assets				[1]	230	[1]
Interest income		(30,799)	(45,852)	[1]	(27,040)	[1]
Other adjustments from items other than cash		50,968	2,495	[1]	62,326	[1]
Cash generated from operating activities before changes in working capital		1,575,508	1,409,218	[1]	1,530,296	[1]
Decrease (increase) in trade receivables and other receivables		36,562	(5,620)	[1]	(118,924)	[1]
Decrease (Increase) in prepayments		1,276	(9,212)	[1]	849	[1]
Decrease (increase) in receivables from related parties		15,883	(8,760)	[1]	11,465	[1]
(Increase)decrease in inventories		(351,152)	86,910	[1]	(586,328)	[1]
(Increase) in tax assets		(9,137)	(14,013)	[1]	(6,195)	[1]
(Decrease) in employee benefits		(4,547)	(1,738)	[1]	(2,784)	[1]
Payments and decease in other provisions		(54,542)	(42,859)	[1]	(18,556)	[1]
(Decrease) increase in trade payables and other accounts payable		(796,303)	156,197	[1]	253,050	[1]
(Decrease) in accounts payable to related parties		(8,373)	(9,099)	[1]	21,629	[1]
Increase in tax liabilities		12,367	20,872	[1]	19,099	[1]
(Decrease) increase in other liabilities		(28,051)	44,086	[1]	(368)	[1]
Income tax, net		(114,155)	(98,915)	[1]	(201,804)	[1]
Net cash flows provided by operating activities		275,336	1,527,067	[1]	901,429	[1]
Investing activities
Businesses combinations			(38,032)	[1]		[1]
Advances to joint ventures		(78,549)	(64,090)	[1]	(55,850)	[1]
Acquisition of property, plant and equipment		(284,669)	(432,717)	[1]	(380,815)	[1]
Acquisition of other assets			(1,820)	[1]	(7,002)	[1]
Acquisition of investment property		(32,432)	(56,688)	[1]	(81,838)	[1]
Acquisition of other intangible assets		(14,857)	(30,798)	[1]	(27,519)	[1]
Proceeds of the sale of property, plant and equipment and intangible assets		6,912	36,642	[1]	23,095	[1]
Net cash flows (used in) investing activities		(403,595)	(587,503)	[1]	(529,929)	[1]
Financing activities
Proceeds (payments of) financial assets		(12)	3,087	[1]	3,462	[1]
(Payments of) payments received from collections on behalf of third parties		(64,789)	(7,115)	[1]	49,242	[1]
Proceeds from loans and borrowings		1,749,014	1,241,024	[1]	876,798	[1]
Payments of loans and borrowings		(685,084)	(1,217,881)	[1]	(995,865)	[1]
Payments of interest of loans and borrowings		(208,879)	(228,579)	[1]	(98,872)	[1]
Lease liabilities paid		(288,888)	(272,688)	[1]	(266,357)	[1]
Interest on lease liabilities paid		(147,512)	(123,711)	[1]	(96,959)	[1]
Dividends paid		(265,377)	(357,028)	[1]	(397,022)	[1]
Interest received		30,799	45,852	[1]	27,040	[1]
Payments on the reacquisition of shares				[1]	(316,756)	[1]
Payment to non-controlling interest		(157,412)	(117,351)	[1]	(20,532)	[1]
Net cash flows (used in) financing activities		(38,140)	(1,034,390)	[1]	(1,235,821)	[1]
Net decrease in cash and cash equivalents		(166,399)	(94,826)	[1]	(864,321)	[1]
Effects of the variation in exchange rates		3,904	(130,642)	[1]	56,415	[1]
Cash and cash equivalents at the beginning of year	[1]	1,508,205	1,733,673		2,541,579
Cash and cash equivalents at the end of year		$ 1,345,710	$ 1,508,205	[1]	$ 1,733,673	[1]

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).